Other Liabilities - Schedule of Deferred Revenue and Customer Loyalty Programs (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Deferred Revenue and Customer Loyalty Programs [Line Items]
Deferred revenue,beginning		$ 208,126	[1]	$ 154,265
Customer loyalty programs, beginning		43,990		56,165
Deferred revenue, Additions		8,651,525		3,637,936
Customer loyalty programs, Additions		13,302		14,320
Deferred revenue, Revenue recognized		(8,680,200)		(3,577,850)
Customer loyalty programs, Revenue recognized		(12,404)		(14,964)
Deferred revenue, Effect of exchange difference from translation into presentation currency		(3)		(6,225)
Customer loyalty programs, Effect of exchange difference from translation into presentation currency		1,329		(11,531)
Deferred revenue, ending	[1]	179,448		208,126
Customer loyalty programs, ending		$ 46,217		$ 43,990

[1]	Mainly relates to payments received for the future sale of products through means of payment, property leases and strategic alliances.